                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06515

                      Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                           Stefanie V. Chang Yu, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 10/31

Date of reporting period: 7/1/09 - 6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2009 - 06/30/2010
Morgan Stanley Flexible Income Trust









===================== MORGAN STANLEY FLEXIBLE INCOME TRUST =====================


ORBCOMM INC.

Ticker:       ORBC           Security ID:  68555P100
Meeting Date: APR 29, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Didier Delepine          For       For          Management
1.2   Elect Director Hans E. W. Hoffmann      For       For          Management
1.3   Elect Director Gary H. Ritondaro        For       For          Management
2     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 17, 2010   Meeting Type: Annual
Record Date:  APR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carl C. Icahn            For       Withhold     Management
1.2   Elect Director Carl J. Grivner          For       Withhold     Management
1.3   Elect Director David S. Schechter       For       Withhold     Management
1.4   Elect Director Fredrik C. Gradin        For       For          Management
1.5   Elect Director Vincent J. Intrieri      For       Withhold     Management
1.6   Elect Director Robert L. Knauss         For       For          Management
1.7   Elect Director Keith Meister            For       Withhold     Management
1.8   Elect Director Harold First             For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Flexible Income Trust


By (Signature and Title)* /s/ Randy Takian
                          -----------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.